REVENUES (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Disclosure of major customers [text block]
The doré revenues by customer for the years ended December 31, 2017 and 2016 as follows:

		Years Ended December 31,
	2017	2016
Customer 1	43%	60%
Customer 2	26%	32%
Other customers	31%	8%
Total doré revenues	100%	100%
The concentrate revenues by customer for the years ended December 31, 2017 and 2016 are as follows:

		Years Ended December 31,
	2017	2016
Customer 1	18%	34%
Customer 2	40%	24%
Customer 3	13%	23%
Customer 4	27%	18%
Other customers	2%	1%
Total concentrate revenues	100%	100%

Schedule of Revenues by Mineral Type

		Years Ended December 31,
	2017	2016
Silver	$170,529	$316,793
Gold	542,702	437,464
Lead	7,274	9,738
Zinc	13,052	20,508
	$733,557	$784,503